Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 03, 2021	Jun. 30, 2020
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	UWHARRIE CAPITAL CORP
Entity Central Index Key	0000898171
Entity Interactive Data Current	Yes
Trading Symbol	UWHR
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Title of 12(b) Security	COMMON STOCK, PAR VALUE $1.25 PER SHARE
Security Exchange Name	NASDAQ
Entity File Number	000-22062
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	56-1814206
Entity Address, Address Line One	132 NORTH FIRST STREET
Entity Address, City or Town	ALBEMARLE
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28001
City Area Code	704
Local Phone Number	983-6181
Document Annual Report	true
Document Transition Report	false
Documents Incorporated by Reference

Portions of the Registrant’s 2020 Annual Report to Shareholders are incorporated by reference into Part II of this report. Portions of the Registrant’s definitive Proxy Statement for the 2021 Annual Meeting of Shareholders are incorporated by reference into Part III of this report.

Entity Shell Company	false
Entity Common Stock, Shares Outstanding		7,052,143
Entity Public Float			$ 31,666,426
ICFR Auditor Attestation Flag	false